GOODWILL - Cash Generating Units with Allocated Goodwill (Details) - Banco de Bogota S.A. over Megabanco	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	13.00%
Growth rate used to extrapolate cash flow projections	3.30%
Up to 1 year
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	6.70%	9.00%
Borrowing rate	1.80%	3.70%
Growth in income from commissions	15.70%	13.40%
Growth in expenses	3.60%	0.10%
Inflation	2.90%	3.20%
Discount rate after taxes	13.00%	13.00%
Growth rate used to extrapolate cash flow projections	3.30%	3.30%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	8.00%	9.40%
Borrowing rate	2.60%	3.70%
Growth in income from commissions	44.00%	7.60%
Growth in expenses	12.60%	5.30%
Inflation	4.40%	2.70%
Discount rate after taxes	12.80%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.00%	10.00%
Borrowing rate	3.40%	4.10%
Growth in income from commissions	8.80%	7.70%
Growth in expenses	10.50%	5.70%
Inflation	3.80%	3.50%
Discount rate after taxes	12.80%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.50%	10.30%
Borrowing rate	3.90%	4.40%
Growth in income from commissions	8.50%	8.30%
Growth in expenses	7.70%	5.20%
Inflation	3.10%	3.30%
Discount rate after taxes	12.80%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.60%	10.40%
Borrowing rate	3.90%	4.30%
Growth in income from commissions	8.60%	8.60%
Growth in expenses	5.50%	4.90%
Inflation	3.10%	3.30%
Discount rate after taxes	12.80%